Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Outstanding balances for related party transactions [abstract]
Schedule of Transactions Between Related Parties

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2022	2021
	NIS in thousands

Short-term loans (Note 13)	1,090	1,722
Long-term loans (Note 13)	-	76
Other receivables (Note 11B)	16,087	-
Other payables (Note 11C)	372	308

Schedule of Employed and Non Employed Employment Benefits

		For the year ended December 31
		2022		2021		2020
			Amount		Amount		Amount
		Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	-	4	2,198	3	946	3	782
Management fees		1	675	1	606	1	122
Share-based payment		4	6,362	1	3,023	1	9,874
		4	9,235	3	4,575	3	10,778

(*)	The key management personnel include the Chairman of the Board, the Company’s CEO, and the CFO

C.	Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2022		2021		2020
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short term employee benefits	-	-	-	-	1	371
Management fees	4	739	3	550	3	329
Share-based payment	3	14	3	48	3	134
	4	753	3	598	4	834

(*)	The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.